Commitments, contingent liabilities and contingent assets - Research and development (Details) $ in Millions	Dec. 31, 2022 USD ($)
Future potential research and development milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	$ 11,729
Future potential revenue milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	17,499
Due within one year | Future potential research and development milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	1,320
Due within one year | Future potential revenue milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	65
Years 1 and 2 | Future potential research and development milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	2,662
Years 1 and 2 | Future potential revenue milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	368
Years 3 and 4 | Future potential research and development milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	2,698
Years 3 and 4 | Future potential revenue milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	1,859
Years 5 and greater | Future potential research and development milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	5,049
Years 5 and greater | Future potential revenue milestone payments
Commitments and contingent liabilities
Effect of potential milestone payments	$ 15,207